SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

In October 2017, the Company adopted the 2017 Employee Stock Option Plan (“2017 Plan”). Under the 2017 Plan, a maximum aggregate number of 13,376,865 ordinary shares that may be issued pursuant to all awards granted was approved. On December 25, 2019, the Second Amended and Restated 2017 Plan was approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2017 Plan shall be adjusted in accordance with a formula pre-approved by the shareholders. As of December 31, 2024 and 2023, no shares were available to issue under the 2017 plan.

On February 22, 2019, the Company adopted the 2018 Employee Stock Option Plan (“2018 Plan”), which was subsequently amended on July 22, 2019. Under the amended and restated 2018 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 14,005,745, and if the Company successfully lists on an internationally recognized securities exchange for a Qualified Public Offering by December 31, 2019, the maximum aggregate number of ordinary shares which may be issued shall be 15,452,620. On December 25, 2019, the Second Amended and Restated 2018 Plan were approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2018 Plan shall be adjusted in accordance with a formula pre-approved by the shareholders. As of December 31, 2024 and 2023, no shares were available to issue under the 2018 Plan.

On October 29, 2019, the Company adopted 2019 Share Incentive Plan (“2019 Plan”), became effective immediately prior to the completion of the Company’s IPO. Under the 2019 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be 100,000. As of December 31, 2024 and 2023, no shares were available to issue under the 2019 Plan.

On July 15, 2020, the Company adopted the 2020 Share Incentive Plan (“2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares authorized to be issued is 10,760,513 ordinary shares, provided that the maximum number of shares to be issued in the form of RSUs shall not exceed 7,686,081 ordinary shares. As of December 31, 2024, no shares were available to issue under the 2020 Plan.

On May 28, 2021, the Company adopted the 2021 Share Incentive Plan (“2021 Plan”). Under the 2021 Plan, the maximum aggregate number of shares authorized to be issued is 12,023,618 ordinary shares, provided that the maximum number of shares to be issued in the form of RSUs shall not exceed 6,011,809 ordinary shares. As of December 31, 2024, no shares were available to issue under the 2021 Plan.

On June 17, 2022, the Company adopted the 2022 Share Incentive Plan (“2022 Plan”). Under the 2022 Plan, the maximum aggregate number of shares authorized to be issued is 13,148,594 ordinary shares, provided that the maximum number of shares to be issued in the form of RSUs shall not exceed 5,478,577 ordinary shares. As of December 31, 2024, no shares were available to issue under the 2022 Plan (together with the 2017 Plan, 2018 Plan, 2019 Plan, 2020 Plan, 2021 Plan and 2022 Plan, the “Predecessor Plans”).

The purpose of the Predecessor Plans was to enhance the Company’s ability to attract, retain, incent, reward, and motivate persons who make (or are expected to make) important contributions to the Company by providing Participants with equity ownership and other incentive opportunities.

On May 30, 2024 (the “Effective Date”), the Company adopted the 2024 Share Incentive Plan (the “2024 Plan”). The purpose of the 2024 Plan, as with previous plans, is to provide employees and service providers with incentives to contribute to the growth and financial performance of the Company. Administered by the Company’s board of directors, the 2024 Plan allows the Company to grant stock options and RSUs to eligible employees and service providers.

The 2024 Plan is intended to be a successor to the Predecessor Plans. From and after the Effective Date, no additional awards shall be granted under the Predecessor Plans. Any outstanding awards under the Predecessor Plans that are cancelled or forfeited will be available for issuance under the 2024 Plan. All Awards granted after the Effective Date of the 2024 Plan shall be subject to the terms of the 2024 Plan (together with the Predecessor Plan, the “Plans”). The maximum aggregate number of ordinary shares authorized for issuance under the 2024 Plan shall not exceed 12,508,276 plus (i) the sum of any returning shares which become available from time to time, plus (ii) the sum of any shares which, but for the termination of the predecessor plans immediately prior to the effective date, were at such time reserved and available for issuance under the predecessor plans but not issued or subject to outstanding awards, plus (iii) an annual increase on the first day of each calendar year for a period of not more than 10-years beginning on January 1, 2024 and ending on (and including) January 1, 2033, in an amount equal to (x) five and a half percent (5.5%) of the total number of ordinary shares outstanding on the last day of the immediately preceding calendar year or (y) such lesser amount (including zero) that the Company’s board of directors determines for purposes of the annual increase for that calendar year. As of December 31, 2024, 17,907,237 ordinary shares were available to issue under the 2024 Plan.

The following table sets forth the stock options activities of the Plans for the periods presented:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2023	14,400,255	$6.75	7.5	$—
Continuing operations:
Granted	17,912,621	$0.78	—	—
Exercised	—	$—	—	—
Forfeited	(8,034,986)	$2.21	—	—
Expired	(3,528,811)	$6.14	—	—
Discontinued operations	(8,666,913)	$6.21
Outstanding as of December 31, 2024 - continuing operations	12,082,166	$1.45	9.1	—
Options vested and exercisable as of December 31, 2024 - continuing operations	1,314,656	$6.91	5.8	$—

The total intrinsic value of options exercised during the years ended December 31, 2024, 2023 and 2022 was $0.

For the years ended December 31, 2024, 2023 and 2022, the Group recognized a total employee stock ownership plan expenses of $(1.5) million, $5.1 million and $6.8 million, respectively. The expense reduction for the year ended December 31, 2024 was largely driven by a significant reduced headcount due to the shift in business strategy in 2024. As of December 31, 2024, total employee stock ownership plan cost not yet recognized related to unvested options was $3.0 million, which is expected to be recognized over a weighted-average period of 2.6 years.

The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2024, 2023 and 2022 was $0.47, $1.26 and $4.36, respectively.

During the year ended December 31, 2024, the Group estimated the fair value of stock options using the BSOPM on the grant date. During the years ended December 31, 2023 and 2022, the Group estimated the fair value of stock options using the BOPM on the grant date.

The BSOPM and BOPM require a number of assumptions in order to derive a fair value determination for each type of award. Expected volatility is derived from a combination of the historical volatilities of the Group and select publicly traded peers for a period consistent with the underlying instrument’s expected term. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The expected exercise multiple is estimated as the average ratio of the stock price to the exercise price when employees decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. The risk-free interest rate is based on the yield curve of a zero-coupon, U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. Dividend yields are based on the Group’s history and expected future actions. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The assumptions used in the models were as follows:

Year Ended December 31,
2024
Weighted average expected term (years)	5.9
Weighted average expected volatility	87.2%
Risk-free interest rate	4.4%
Dividend yield	—

	Year Ended December 31,
	2023	2022
Weighted average expected volatility	59.2%	55.2%
Risk-free interest rate	3.9%	1.9% - 3.5%
Exercise Multiple	2.8	2.8
Time to Maturity	10	10
Dividend yield	—	—

The following is a summary of RSU activities during the year ended December 31, 2024:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2023	3,488,069	$5.53
Continuing operations:
Granted (1)	8,816,958	0.64
Vested	(1,884,242)	2.21
Forfeited	(3,229,469)	2.10
Discontinued operations	(1,813,900)	5.61
Unvested as of December 31, 2024 - continuing operations	5,377,416	$0.75

(1)
Included in the awards granted during the year ended December 31, 2024, are 4,998,958 RSUs that are subject to service-based vesting conditions (the “Time-based Units”) and which vest over a four-year service period. The remaining 3,818,000 are performance stock unit grants (“PSU”) approved by the Company’s board of directors. 954,500 PSUs are performance related and will be eligible to vest upon the achievement of several progress related metrics, this award was fully vested as of December 31, 2024 (the “Performance-based Units”). The remaining 2,863,500 PSUs will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company's publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of December 31, 2024, the 2,863,500 Market-based Units remained outstanding.

For the years ended December 31, 2024, 2023 and 2022, the Group recorded a total share-based compensation expense of $(1.9) million, $5.8 million and $8.4 million, respectively, related to the Time-based Units. The expense reduction for the year ended December 31, 2024 was largely driven by a reduced headcount due to the shift in business strategy in 2024. As of December 31, 2024, total share-based compensation cost not yet recognized related to unvested Time-based Units was $1.2 million, which is expected to be recognized over a weighted-average period of 3.0 years.

The weighted-average grant date fair value of the Time-based Units granted during the years ended December 31, 2024, 2023 and 2022 was $0.76, $10.05 and $9.19, respectively.

For the year ended December 31, 2024, the Group recorded a total share-based compensation expense of $0.7 million related to the Performance-based Units. The Group did not record any share-based compensation expense related to the Performance-based Units for the years ended December 31, 2023 and 2022. As of December 31, 2024, the Group did not have any share-based compensation cost not yet recognized related to unvested Performance-based Units.

The weighted-average grant date fair value of the Performance-based Units granted during the year ended December 31, 2024 was $0.76.

Compensation expense for the Market-based Units will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market-based Units granted is estimated using a Monte Carlo simulation. For the year ended December 31, 2024, the Group recognized less than $0.1 million of share-based compensation expense related to the Market-based Units. The Group did not recognize any share-based compensation expense related to the Market-based Units for the year ended December 31, 2023 and 2022. As of December 31, 2024, $1.1 million of share-based compensation expense related to the Market-based Units remained to be recognized over a period of 4.2 years.

The weighted-average grant date fair value of the Market-based Units granted was $0.40. The fair value of this award was estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value was simulated. Each trial within the simulation includes assumptions of achieving a per share valuation level of the Group’s Ordinary Share Equivalents as stipulated in the agreement to determine whether the market-based conditions are met resulting in vesting or not, and the future value of the award.

The assumptions used to value the Market-based Units issued during the year ended December 31, 2024 were as follows:

December 31, 2024
Fair value of common stock	$0.47
Weighted average expected term (years)	4.2
Weighted average expected volatility	85.0%
Risk-free interest rate	4.4%
Dividend yield	—

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2024	2023	2022
Research and development expenses	$1,576	$2,884	$3,480
Administrative expenses	(3,525)	7,355	9,669
Equity in loss of affiliate	(674)	682	2,051
Total	$(2,623)	$10,921	$15,200